Reversal of (provision for) Impairment Losses due to Credit Loss	12 Months Ended
Dec. 31, 2019
Disclosure of impairment loss and reversal of impairment loss [Abstract]
Reversal of (provision for) Impairment Losses due to Credit Loss

35. REVERSAL OF (PROVISION FOR) IMPAIRMENT LOSSES DUE TO CREDIT LOSS

Reversal of (provision for) impairment losses due to credit loss are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2017	2018	2019
Impairment loss due to credit loss on financial assets measured at FVTOCI	—	(2,027)	(3,297)
Reversal of (provision for) impairment loss due to credit loss on securities at amortized cost	—	(1,922)	1,415
Provision for credit loss on loan and other financial assets at amortized cost	—	(415,084)	(385,758)
Impairment loss due to credit loss	(862,273)	—	—
Reversal of provision on guarantee	55,424	105,985	4,352
Reversal of provision on (provision for) unused loan commitment	21,716	(16,526)	9,044

Total	(785,133)	(329,574)	(374,244)